Annual Fund Operating Expenses - Advisors Capital International Fund - Advisors Capital International Fund Shares	May 26, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.78%

[1]	Amended and restated.